Related Party Transactions - Other (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 29, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Short-term related party debt						$ 34,199	$ 26,316
Selling, general and administrative expenses
Related Party Transactions
Expenses incurred		$ 800	$ 2,500	$ 800	$ 2,500
Westrock Group, LLC
Related Party Transactions
Expenses incurred			$ 200		$ 500
Westrock Group, LLC | Accrued expenses and other current liabilities
Related Party Transactions
Short-term related party debt		100		100		200	200
Westrock Group, LLC | Selling, general and administrative expenses
Related Party Transactions
Expenses incurred	$ 10,000	$ 300		$ 1,000		$ 800	$ 1,500